     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 1999

                                                      REGISTRATION NO. 333-45433
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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 1
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                              EQUITY INVESTOR FUND
                         COHEN & STEERS REALTY MAJORSSM
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITOR:

                   MERRILL LYNCH, PIERCE, FENNER & SMITH INC.

C. COMPLETE ADDRESSES OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES:

                     MERRILL LYNCH, PIERCE, FENNER & SMITH
                                  INCORPORATED
                              DEFINED ASSET FUNDS
                              POST OFFICE BOX 9051
                            PRINCETON, NJ 08543-9051

D. NAMES AND COMPLETE ADDRESSES OF AGENT FOR SERVICE:


                                                         COPIES TO:
                                                   PIERRE DE SAINT PHALLE,
  TERESA KONCICK, ESQ.                                      ESQ.
      P.O. BOX 9051                                 450 LEXINGTON AVENUE
PRINCETON, NJ 08543-9051                             NEW YORK, NY 10017


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 25, 1999.

Check box if it is proposed that this filing will become effective on July 9, 1999 pursuant to paragraph (b) of Rule 485. / x /

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                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              EQUITY INVESTOR FUND
                              COHEN & STEERS
                              REALTY MAJORSSM PORTFOLIO
                              (A UNIT INVESTMENT TRUST)
                              O   DIVERSIFICATION
                              O   PROFESSIONAL SELECTION
                              O   DIVIDEND REINVESTMENT OPTION
                              O   MONTHLY INCOME



SPONSORS:                      -------------------------------------------------
Merrill Lynch,                 The Securities and Exchange Commission has not
Pierce, Fenner & Smith         approved or disapproved these Securities or
Incorporated                   passed upon the adequacy of this prospectus. Any
Salomon Smith Barney Inc.      representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated July 9, 1999.

--------------------------------------------------------------------------------

Def ined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, equity portfolios and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, risk tolerance or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION ON THIS PROSPECTUS IS AS OF THE EVALUATION DATE, MARCH 31, 1999.


CONTENTS
                                                                PAGE
                                                          -----------
Risk/Return Summary.....................................           3
What You Can Expect From Your Investment................           6
   Income...............................................           6
   Records and Reports..................................           6
The Risks You Face......................................           6
   Concentration Risk...................................           6
   REIT Taxation Risk...................................           7
   Litigation and Legislation Risks.....................           7
Selling or Exchanging Units.............................           7
   Sponsor's Secondary Market...........................           7
   Selling Units to the Trustee.........................           8
   Exchange Option......................................           8
How The Fund Works......................................           9
   Pricing..............................................           9
   Evaluations..........................................           9
   Income...............................................           9
   Expenses.............................................           9
   Portfolio Changes....................................          10
   Portfolio Termination................................          10
   No Certificates......................................          10
   Trust Indenture......................................          10
   Legal Opinion........................................          11
   Auditors.............................................          11
   Sponsor..............................................          11
   Trustee..............................................          11
   Underwriters' and Sponsor's Profits..................          11
   Public Distribution..................................          12
   Code of Ethics.......................................          12
   Year 2000 Issues.....................................          12
   Advertising and Sales Literature.....................          12
Taxes...................................................          12
Supplemental Information................................          14

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--------------------------------------------------------------------------------

RISK/RETURN SUMMARY


       1.  WHAT IS THE PORTFOLIO'S OBJECTIVE?
           The Portfolio seeks total return through capital appreciation and high current income by investing for approximately two years in a fixed portfolio of publicly traded equity real estate investment trusts.
           You can participate in the Portfolio by purchasing units. Each unit represents an equal share of the stocks in the Portfolio and receives an equal share of income distributions.
       2.  WHAT IS THE PORTFOLIO'S INVESTMENT STRATEGY?
o The Portfolio contains 29 equity REITs chosen by the Sponsor from a list sof REITs provided by a professional REIT consultant, Cohen & Steers Capital Management, Inc. In selecting those REITs it identified as among the leading companies in the industry, Cohen & Steers considered the following factors among others:
           -- market capitalization;
           -- debt to equity ratios;
           -- trading volume;
           -- long-term prospects considering the projected three-year life of the Portfolio;
           -- growth potential in funds from operations and dividends;
              and
           -- leadership across multiple markets.
        o We also considered liquidity, yield, diversification by REIT category and geographic location and availability of REIT shares to the Sponsor.
        o In the opinion of the Sponsor as of the initial date of deposit (April 23, 1998) these REITs were among the leading companies in the various sectors of the REIT industry.
        o Over the long-term, REITs tend to be a hedge against inflation, and have historically demonstrated a low correlation to price movements of major indices.
        o Investing in the Portfolio rather than in only one or two of the underlying REITs is a way to diversify your investment, even though 100% of the Portfolio is invested in a single industry.
           The Portfolio plans to hold the stocks in the Portfolio for about two more years. At the end of approximately two years, we will liquidate the Portfolio and select a new portfolio, if available.
       3. WHAT REAL ESTATE SECTORS ARE REPRESENTED IN THE PORTFOLIO? The Portfolio contains REITs in the following real estate sectors:
                                                 APPROXIMATE
                                                  PORTFOLIO
                                                  PERCENTAGE



        o  Office                                          22%
        o  Retail                                          24
        o  Diversified                                      4
        o  Office/Industrial                               13
        o  Apartment                                     16
        o  Manufactured Home                           3
        o  Healthcare                                      5
        o  Storage                                          5
        o  Industrial                                       8



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE PORTFOLIO. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
o The Portfolio is considered to be 'concentrated' in the real estate industry and is subject to certain risks associated with ownership of real estate generally and the value of REITs in particular.
           -- The REIT market has undergone considerable growth and change in recent years with the transformation from private to public ownership of real estate. Significant developments affecting REITs, which are generally disclosed in periodic reports filed by the REITs under the federal securities laws, are expected to continue.
        o There can be no assurance that the issuers of the underlying securities will pay dividends.
        o  Stock prices can be volatile.
        o Share prices and dividend yields may decline during the life of the Portfolio.
        o The Portfolio may continue to hold the REITs originally selected even though their market value or yield may have changed.

       5.  IS THIS PORTFOLIO APPROPRIATE FOR YOU?
           Yes, if you want total return through capital appreciation and current income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in equity securities of different issuers.
           The Portfolio is not appropriate for you if you are unwilling to take the risk involved with an equity REIT investment. It may not be appropriate for you if you are seeking preservation of capital.
       6.  WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Portfolio.


           ESTIMATED ANNUAL OPERATING EXPENSES


                                                             AMOUNT
                                                           PER UNIT
                                                         -----------
                                                          $    0.70
           Trustee's Fee
                                                          $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                          $    0.22
           Organization Costs
                                                          $    1.60
           REIT Consultant's Fee
                                                          $    0.16
           Other Operation Expenses
                                                         -----------
                                                          $    3.13
           TOTAL



           The Sponsor historically paid organization costs and updating expenses.



           INVESTOR FEES
                                                               3.50%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           You will pay an up-front sales fee of approximately 3.50%. The maximum sales fees are as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $250,000                            3.50%
           $250,000-$499,999                             3.00%
           $500,000-$749,999                             2.25%
           $750,000-$999,999                             1.50%
           $1,000,000 or more                            1.00%



       7.  IS THE PORTFOLIO MANAGED?
           Unlike a mutual fund, the Portfolio is not managed and securities are not sold because of market changes. The Sponsor monitors the portfolio and may instruct the Trustee to sell securities under certain limited circumstances.
       8.  HOW DO I BUY UNITS?
           You can buy units from the Sponsor and other broker-dealers. The Sponsor is listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsor, although certain legal restrictions may apply. Employees of the Sponsor and Sponsor affiliates and non-employee directors of the Sponsor may purchase Units at a reduced sales charge.
           The minimum investment is $250.



           UNIT PRICE PER 1,000 UNITS              $858.49
           (as of March 31, 1999)
           Unit price is based on the net asset value of the Portfolio plus the up-front sales fee.
           The Portfolio stocks are valued by the Trustee on the basis of their closing prices at 4:00 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the stocks.
       9.  HOW DO I SELL UNITS?
           You may sell your units at any time to the Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less the costs of liquidating securities to meet the redemption.
      10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays distributions of any dividend income, net of expenses, on the 25th of each month, if you own units on the 10th of those months. For tax purposes, you will be considered to have received all the dividends paid on your pro rata portion of each security in the Portfolio when those dividends are received by the Portfolio even though a portion of the dividend payments may be used to pay Portfolio expenses and regardless of when you receive Portfolio distributions and whether you reinvest your dividends in the Portfolio.

      11.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You may choose to reinvest your distributions into additional units of the Portfolio. Unless you choose reinvestment, you will receive your distributions in cash. EXCHANGE PRIVILEGES
           You may exchange units of this Portfolio for units of certain other Defined Asset Funds. You may also exchange into this Portfolio from certain other funds. We charge a reduced sales fee on designated exchanges.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

INCOME

The Portfolio will pay to you any income it has received monthly during its life. Because dividends are not received at a constant rate through the year, individual income payments can fluctuate. Your monthly income distribution will be an amount, computed monthly by the Trustee, substantially equal to 1/12 of your pro rata portion of the estimated annual income to the Portfolio, net of expenses. Other reasons your income may vary are:
   o changes in the Portfolio because of additional securities purchases or sales;
   o a change in the Portfolio's expenses; and
   o the amount of dividends declared and paid.

There can be no assurance that any dividends will be declared or paid.

RECORDS AND REPORTS

You will receive:
o a notice from the Trustee if new equity securities are deposited in exchange or substitution for equity securities originally deposited;
o annual reports on Portfolio activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of income received during the year. Please contact your tax advisor in this regard.

You may request audited financial statements of the Portfolio from the Trustee.

You may inspect records of Portfolio transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

CONCENTRATION RISK

When stocks in a particular industry make up 25% or more of the Portfolio, the Portfolio is said to be 'concentrated' in that industry, which makes the Portfolio less diversified.

Many factors can have an adverse impact on the performance of a particular REIT, its cash available for distribution, the credit quality of a particular REIT or the real estate industry generally. Risks associated with the direct ownership of real estate include, among other factors:
   o general and local economic conditions;
   o decline in real estate values;
   o the financial health of tenants;
   o overbuilding and increased competition for tenants;
   o oversupply of properties for sale, changing demographics, changes in interest rates, changes in government regulations, faulty construction;
   o changes in neighborhood values;
   o the unavailability of construction financing or mortgage loans at rates acceptable to developers.
   o Variations in rental income and space availability and vacancy rates in terms of supply and demand are additional factors affecting real estate generally and REITs in particular.
   o E-commerce though the internet may have an adverse impact on retail sales of tenants of retail shopping centers and to a lesser extent, regional malls.
   o The financial condition of some tenants of healthcare REITs have been adversely affected by the balanced budget amendment of 1997 which reduced medicare reimbursement levels.
   o REITs may not be diversified and are subject to;
      -- the risks of financing projects;
      -- defaults by borrowers;
      -- self-liquidation; and
      -- the market's perception of the REIT industry generally.
   o Certain REITs in the Portfolio may be structured as UPREITs. This form of REIT owns an interest in a partnership that owns real estate, which can result in a potential conflict of interest between shareholders who may want to sell an asset and partnership interest holders who would be subject to tax liability if the REIT sells the property.
   o In some cases, REITs have entered into 'no sell' agreements, which are designed to avoid a taxable event to the holders of partnership units by preventing the REIT from selling the property. This kind of arrangement could mean that the REIT would refuse a lucrative offer for an asset or be forced to hold on to a poor asset. Because 'no sell' agreements are often undisclosed, the Sponsor is unable to state whether any of the REITs in the Portfolio have entered into this kind of arrangement.

REIT TAXATION RISK

Each REIT in which the Portfolio invests will have stated its intention to be treated as a 'real estate investment trust.' However, we cannot assure you that the REITs have complied or will comply with the numerous requirements necessary for a REIT to qualify as a 'real estate investment trust.' If a REIT fails to so qualify, its taxable income will be subject to a regular corporate tax, and it will not be eligible for a treatment as a REIT for the next four taxable years.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Portfolio.

Future tax legislation could affect the value of the Portfolio by:
   o reducing the dividends-received deduction or
   o increasing the corporate tax rate resulting in less money available for dividend payments.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on their net asset value. Your net asset value is calculated each business day by:
   o adding the value of the Portfolio Securities, cash and any other Portfolio assets;
   o subtracting accrued but unpaid Portfolio expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors, and any other Portfolio liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the Portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value less the cost of liquidating Securities to meet the redemption. We may resell the units to other buyers or to the Trustee.

We have maintained a secondary market continuously for more than 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by contacting your broker, dealer or financial institution that holds your units in street name. Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee will sell your units in the over-the-counter market if it believes it can obtain a higher price. In that case, you will receive the net proceeds of the sale.

If the Portfolio does not have cash available to pay you for the units you are selling, the agent for the Sponsor will select securities to be sold. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than you paid for your unit and also reduce the size and diversity of the Portfolio.

If you sell units with a value of at least $1,000,000, you may choose to receive your distribution 'in kind.' If you so choose, you will receive securities and cash with a total value equal to the price of your units. The Trustee will try to distribute securities in the portfolio pro rata, but it reserves the right to distribute only one or a few securities. The Trustee will act as your agent in an in-kind distribution and will either hold the securities for your account or transfer them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of securities distributed in kind.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the securities not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of this Portfolio for units of certain other Defined Asset Funds at a reduced sales fee any time before this Portfolio terminates. To exchange units, you should talk to your financial professional about what Portfolios are exchangeable, suitable and currently available.

We may amend or terminate the options to exchange your units at any time without notice.

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HOW THE FUND WORKS

PRICING

Units are charged an initial and sales fee of 3.50%.

EVALUATIONS

The Trustee values the securities on each business day (i.e., any day other than Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). If the securities are listed on a national securities exchange or the Nasdaq National Market, evaluations are generally based on closing sales prices on that exchange or that system or, if closing sales prices are not available, at the mean between the closing bid and offer prices.

INCOME
o The annual income per unit, after deducting estimated annual Portfolio expenses per unit, will depend primarily upon the amount of dividends declared and paid by the issuers of the securities and changes in the expenses of the Portfolio and, to a lesser degree, upon the level of purchases of additional securities and sales of securities. There is no assurance that dividends on the securities will continue at their current levels or be declared at all.
o Each unit receives an equal share of distributions of dividend income net of estimated expenses. Each investor's monthly income distribution will equal approximately one-twelfth of the investor's pro rata share of the estimated annual income to the Income Account, after deducting estimated expenses. Because dividends on the securities are not received at a constant rate throughout the year, any distribution may be more or less than the amount then credited to the income account. The Trustee credits dividends received to an Income Account and other receipts to a Capital Account. The Trustee may establish a reserve account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid a fee monthly. It also benefits when it holds cash for the Portfolio in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsor;
   o costs of actions taken to protect the Portfolio and other legal fees and expenses;
   o expenses for keeping the Portfolio's registration statement current; and
   o Portfolio termination expenses and any governmental charges.

The Sponsor is currently reimbursed up to 45 cents per 1,000 units annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Portfolio. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Portfolio, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. Certain of these expenses were previously paid for by the Sponsor.

The Trustee's and Sponsor's fees may be adjusted for inflation without investors' approval.

The Sponsor will pay advertising and selling expenses at no charge to the Portfolio. If Portfolio expenses exceed initial estimates, the Portfolio will owe the excess. The Trustee has a lien on Portfolio assets to secure reimbursement of Portfolio expenses and may sell securities if cash is not available.

PORTFOLIO CHANGES

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio.

We decide whether to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the Portfolio;
   o size of the Portfolio relative to its original size;
   o ratio of Portfolio expenses to income; and
   o cost of maintaining a current prospectus.

PORTFOLIO TERMINATION

The Portfolio will terminate by May 29, 2001. When the Portfolio is about to terminate you will receive a notice, and you will be unable to sell your units after that time. Unless you choose to receive an in-kind distribution of securities, we will sell any remaining securities, and you will receive your final distribution in cash.

You will pay your share of the expenses associated with termination, including brokerage costs in selling securities. This may reduce the amount you receive as your final distribution.

NO CERTIFICATES

All investors are required to hold their Units in uncertificated form and in 'street name' by their broker, dealer or financial institution at the Depository Trust Company.

TRUST INDENTURE

The Portfolio is a 'unit investment trust' governed by a Trust Indenture, a contract between the Sponsor and the Trustee, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsor and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsor).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Portfolio without your written consent.

The Trustee may resign by notifying the Sponsor. The Sponsor may remove the Trustee without your consent if:
   o it fails to perform its duties;
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities; or
   o the Sponsor determines that its replacement is in your best interest. Investors holding 51% of the units may remove the Trustee. The Trustee may resign or be removed by the Sponsor without the consent of investors. The resignation or removal of the Trustee becomes effective when a successor accepts appointment. The Sponsor will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee may petition a court to appoint a successor.

If the Sponsor fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Portfolio; or
   o continue to act as Trustee without a Sponsor.

The Trust Indenture contains customary provisions limiting the liability of the Trustee and the Sponsor.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSOR

The Sponsor is:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

The Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer the Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSOR'S PROFITS

Underwriters receive sales charges when they sell units. Any cash made available by you to the Sponsor before the settlement date for those units may be used in the Sponsor's businesses to the extent permitted by federal law and may benefit the Sponsor.

In maintaining a secondary market, the Sponsor will realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

During the initial offering period, units will be distributed to the public by the Sponsor and dealers who are members of the National Association of Securities Dealers, Inc.

Dealers will be entitled to a concession of 2.75% of the unit price.

The Sponsor does not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Sponsor, has adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Portfolio and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Portfolio. The Year 2000 Problem may adversely affect the issuers of the securities contained in the Portfolio, but we cannot predict whether any impact will be material to the Portfolio as a whole.

ADVERTISING AND SALES LITERATURE

Advertising and sales literature may include brief descriptions of the principal businesses of the companies represented in the Portfolio and the research analysis of why they were selected.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Portfolio will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each Security in the Portfolio.

You will be considered to receive your share of any dividends paid when those dividends are received by the Portfolio. Income dividends will be taxed at ordinary income rates. If you are a corporate investor, you may be eligible for the dividends received deduction if you satisfy the applicable holding period and other requirements. You should consult your tax adviser in this regard.

GAIN OR LOSS UPON DISPOSITION

You will generally recognize gain or loss when you dispose of your units for cash (by sale or redemption) or when the Trustee disposes of the Securities in the Portfolio. You generally will not recognize gain or loss on an 'in-kind' distribution to you of your proportional share of the Portfolio securities whether it is in redemption of your units or upon termination of the Portfolio. Your holding period for the distributed Securities will include your holding period in your units.

If you elect to roll over your investment in the Portfolio, you will not recognize gain or loss on your units except to the extent that your share of the Securities in the Portfolio is sold and the proceeds are paid to you. Your basis in the Securities that are rolled over into a new portfolio will be the same as the portion of your basis in your units which was attributable to the rolled over Securities.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain or loss from the Portfolio will be long-term if you are considered to have held your investment which produces the gain or loss for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax adviser in this regard.

YOUR TAX BASIS IN THE SECURITIES

Your aggregate tax basis in units that you have purchased for cash will be equal to the cost of the units, including the sales fee. Your aggregate tax basis in units that you hold as a result of a rollover from an earlier portfolio will equal your basis in Securities that have been rolled over from the previous portfolio plus the proceeds (other than proceeds that were paid to you) from the sale of Securities from the portfolio which were not rolled over. You should not increase your basis in your units by deferred sales charges or organizational expenses. Your basis for Securities distributed to you will be the same as the portion of your basis in your units that is attributable to the distributed Securities. The tax reporting form and annual statements you receive will be based on the net amounts paid to you, from which these expenses will already be deducted.

EXPENSES

If you are an individual who itemizes deductions, you may deduct your share of Portfolio expenses, but only to the extent that your share of the expenses, together with your other miscellaneous deductions, exceeds 2% of your adjusted gross income. Your ability to deduct Portfolio expenses will be limited further if your adjusted gross income exceeds a specified amount (currently, $126,600 or $63,300 for a married person filing separately).

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Portfolio will not be taxed as a corporation, and the income of the Portfolio will be treated as the income of the investors in the same manner as for federal income tax purposes.

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you generally will be subject to 30% withholding tax (or a lower applicable treaty rate) on distributions. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

RETIREMENT PLANS

You may wish to purchase units for an Individual Retirement Account ('IRAs') or other retirement plan. Generally, capital gains and income received in each of these plans are exempt from federal taxation. All distributions from these types of plans are generally treated as ordinary income but may, in some cases, be eligible for tax-deferred rollover treatment. You should consult your attorney or tax adviser about the specific tax rules relating to these plans. These plans are offered by brokerage firms, including the Sponsors of this Portfolio, and other financial institutions. Fees and charges with respect to such plans may vary.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Portfolio by calling the Trustee. The supplemental information includes more detailed risk disclosure and general information about the structure and operation of the Portfolio. The supplemental information is also available from the SEC.

EQUITY INVESTOR FUND, COHEN & STEERS
REALTY MAJORS PORTFOLIO, DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS



The Sponsors, Trustee and Holders
  of Equity Investor Fund, Cohen & Steers
  Realty Majors Portfolio, Defined Asset Funds:

We have audited the accompanying statement of condition of Equity Investor Fund, Cohen & Steers Realty Majors Portfolio, Defined Asset Funds, including the portfolio, as of March 31, 1999 and the related statements of operations and of changes in net assets for the period April 24, 1998 to March 31, 1999. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 1999, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equity Investor Fund, Cohen & Steers Realty Majors Portfolio, Defined Asset Funds at March 31, 1999 and the results of its operations and changes in its net assets for the above-stated period in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE

New York, N.Y.
June 3, 1999

EQUITY INVESTOR FUND, COHEN & STEERS
REALTY MAJORS PORTFOLIO, DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF MARCH 31, 1999


TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $734,000,013) (Note 1)                                        $603,863,451
  Dividends receivable                                                     4,799,100
  Proceeds receivable for securities sold                                  6,028,918
  Cash                                                                     5,393,707
  Deferred organization costs (Note 5)                                       440,159

            Total trust property                                         620,525,335

LESS LIABILITIES:
  Redemptions payable                                    $ 11,589,395
  Accrued fees and expenses                                   422,114
  Other liabilities (Note 5)                                  660,238     12,671,747

NET ASSETS, REPRESENTED BY:
  733,295,507 units of fractional undivided interest
    outstanding (Note 3)                                  602,259,610
  Undistributed net investment income                       5,593,978   $607,853,588

UNIT VALUE ($607,853,588 / 733,295,507 units)                               $0.82893


                              See Notes to Financial Statements.




















                                              D-2

EQUITY INVESTOR FUND, COHEN & STEERS
REALTY MAJORS PORTFOLIO, DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS


                                                                         April 24,
                                                                          1998 to
                                                                         March 31,
                                                                            1999

INVESTMENT INCOME:
  Dividend income                                                      $  50,073,517
  Trustee's fees and expenses                                             (2,158,303)
  Sponsors' fees                                                            (473,145)

  Net investment income                                                   47,442,069

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Realized loss on securities sold                                       (36,526,829)
  Unrealized depreciation of investments                                (130,136,562)

  Net realized and unrealized loss on investments                       (166,663,391)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $(119,221,322)


                              See Notes to Financial Statements.

























                                              D-3

EQUITY INVESTOR FUND, COHEN & STEERS
REALTY MAJORS PORTFOLIO, DEFINED ASSET FUNDS

STATEMENT OF CHANGES IN NET ASSETS


                                                                         April 24,
                                                                          1998 to
                                                                         March 31,
                                                                            1999

OPERATIONS:
  Net investment income                                               $   47,442,069
  Realized loss on securities sold                                       (36,526,829)
  Unrealized depreciation of investments                                (130,136,562)

  Net decrease in net assets resulting from operations                  (119,221,322)

DISTRIBUTIONS TO HOLDERS (Note 2)
  Income                                                                 (40,731,918)
  Principal                                                               (1,080,902)

  Total distributions                                                    (41,812,820)

CAPITAL SHARE TRANSACTIONS:
  Issuance of 1,000,000,027 units                                      1,000,000,028
  Redemption of 267,065,717 units                                       (231,254,853)
  Deferred organizational costs                                             (220,079)

  Net capital share transactions                                         768,525,096

NET INCREASE IN NET ASSETS                                               607,490,954

NET ASSETS AT BEGINNING OF PERIOD                                            362,634

NET ASSETS AT END OF PERIOD                                           $  607,853,588

PER UNIT:
  Income distributions during period                                        $0.04493

  Principal distributions during period                                     $0.00110

  Net asset value at end of period                                          $0.82893

TRUST UNITS OUTSTANDING AT END OF PERIOD                                 733,295,507


                              See Notes to Financial Statements.












                                              D-4

EQUITY INVESTOR FUND, COHEN & STEERS
REALTY MAJORS PORTFOLIO, DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at market value; for securities listed on a national securities exchange value is based on the closing sale price on such exchange and, for securities not so listed, value is based on the current bid price on the over the counter market. The value of securities on April 24, 1998 was based upon valuations at April 22, 1998, the day prior to the Date of Deposit. Cost of securities at April 24, 1998 was also based on such valuations. Gains or losses on sales of securities are computed using the first-in, first-out method.

(b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(c)  Income is recognized on the ex-dividend date.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than dividends, after deductions for redemptions and applicable expenses, are also distributed periodically.

3.   NET CAPITAL

Cost of 733,295,507 units at Date of Deposit                  $733,296,561
Redemptions of units - net cost of 267,065,717 units
  redeemed less redemption amounts                              36,927,421
Principal distributions                                         (1,080,902)
Deferred organizational costs                                     (220,079)
Realized loss on securities sold                               (36,526,829)
Net unrealized depreciation of investments                    (130,136,562)

Net capital applicable to Holders                             $602,259,610

4.   INCOME TAXES

     As of March 31, 1999, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $130,136,562 of which $774,079 related to appreciated securities and $130,910,641 related to depreciated securities. The cost of the investment securities for Federal income tax purposes was $734,000,013 at March 31, 1999.

5. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over the life of the Fund. Included in "Other Liabilities" in the accompanying Statement of Condition is $660,238 payable to the Trustee for reimbursement of costs related to the organization of the Trust.
                                       D-5

EQUITY INVESTOR FUND, COHEN & STEERS
REALTY MAJORS PORTFOLIO, DEFINED ASSET FUNDS

PORTFOLIO
AS OF MARCH 31, 1999


                                             Number of                  Current Annual
                                             Shares of    Percentage     or Indicated    Cost of
    Portfolio No. and Title of                 Common          of          Dividend    Securities
            Securities                         Stock        Fund(3)      Per Share(2)    to Fund         Value(1)
1    Arden Realty, Inc.                      809,398          2.98%         $1.78      $ 22,966,668    $  18,009,105
2    Avalonbay Communities, Inc. (4)         905,242          4.74           2.04        33,833,419       28,628,278
3    CarrAmerica Realty Corporation          859,687          3.14           1.85        25,521,958       18,966,844
4    Cresent Real Estate Equities Company    994,942          3.54           2.20        33,890,212       21,391,253
5    Developers Diversified Realty
      Corporation (5)                        973,775          2.31           1.40        19,384,209       13,937,155
6    Duke Realty Investments, Inc.         1,111,023          3.96           1.36        26,664,552       23,886,995
7    Equity Office Properties Trust        1,328,619          5.60           1.48        37,948,680       33,796,746
8    Equity Residential Properties Trust     688,679          4.70           2.84        33,831,356       28,408,009
9    First Industrial Realty Trust, Inc.     908,045          3.60           2.40        29,624,969       21,736,327
10   Health Care Property Investors, Inc.    509,773          2.43           2.72        17,873,915       14,655,974
11   Highwoods Properties, Inc.              786,678          3.07           2.16        26,648,718       18,536,100
12   Kimco Realty Corporation                609,718          3.72           2.28        22,102,278       22,483,351
13   Macerich Company                        705,274          2.65           1.94        19,439,114       16,000,904
14   Mack - Call Realty Corporation          723,920          3.52           2.20        26,649,305       21,265,150
15   Manufactured Home Communities, Inc.     763,458          3.03           1.55        19,420,463       18,322,992
16   Nationwide Health Properties, Inc.      763,704          2.40           1.80        17,851,581       14,510,376
17   Post Properties, Inc.                   834,661          4.98           2.80        33,855,937       30,047,796
18   Public Storage, Inc.                  1,152,972          4.77           0.88        35,093,585       28,824,300
19   Reckson Associates Realty Corp.         797,369          2.71           1.35        19,435,870       16,395,900
20   Reckson Service Industries (6)           87,529          0.07                              875          393,881
21   Rouse Company                         1,088,250          4.00           1.20        33,871,781       24,145,547
22   Prologis Trust (7)                    1,088,053          3.69           1.27        26,657,299       22,305,087
23   Archstone Communities (8)             1,492,482          4.97           1.48        33,860,686       30,036,200
24   Simon Property Group, Inc. (9)        1,044,413          4.75           2.02        33,878,147       28,656,082
25   Spieker Properties, Inc.                849,010          4.96           2.44        33,854,274       29,927,601
26   Taubman Centers, Inc.                 1,473,998          2.99           0.96        19,438,348       18,056,476
27   TriNet Corporate Realty Trust, Inc.     465,364          1.96           2.60        16,578,592       11,808,612
28   Vornado Operating (10)                   52,121          0.05                          416,967          312,726
29   Vornado Realty Trust                    823,701          4.71           1.76        33,406,255       28,417,684

     TOTAL                                                  100.00%                    $734,000,013     $603,863,451


(1) See notes to financial statements.
(2) Based on latest quarterly of semi-annual ordinary dividend declared.
(3) Based on value.
(4) Includes 1 for 1 merger of Avalon Properties with Bay Apartment Communities
(5) Includes 2 for 1 stock split.
(6) Includes 1 for 12.5 stock spinoff from Reckson Associates
(7) Formerly known as Security Capital Industrial
(8) Formerly known as Security Capital Pacific
(9) Formerly known as Simon DeBartolo Group
(10) Includes 1 for 20 stock spinoff from Vornado Realty

                                                             D-6

                                       D-7

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         EQUITY INVESTOR FUND
Request the most                         COHEN & STEERS
recent free Information                  REALTY MAJORSSM PORTFOLIO
Supplement that gives more               (A Unit Investment Trust)
details about the Fund,                  ---------------------------------------
by calling:                              This Prospectus does not contain
The Chase Manhattan Bank                 complete information about the
1-800-323-1508                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         333-45433) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-3044).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      70071--8/99

                       CONTENTS OF REGISTRATION STATEMENT
This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The Cross-Reference Sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:


1.1.1          --Form of Standard Terms and Conditions of Trust Effective
                 October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).
5.1            --Consent of independent accountants.
9.1            --Information Supplement (incorporated by reference to Exhibit
                 9.1 to the Registration Statement of Equity Investor Fund, Select Ten Portfolio 1999 International Series A (United Kingdom Portfolio), 1933 Act File No. 333-70593).

                              EQUITY INVESTOR FUND
                     COHEN & STEERS REALTY MAJORS PORTFOLIO
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, EQUITY INVESTOR FUND, COHEN & STEERS REALTY MAJORS PORTFOLIO, DEFINED ASSET FUNDS CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 30TH DAY OF JUNE, 1999.

                         SIGNATURES APPEAR ON PAGE R-3.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593


      HERBERT M. ALLISON, JR.
      GEORGE A. SCHIEREN
      JOHN L. STEFFENS
      J. DAVID MEGLEN
      (As authorized signatory for Merrill Lynch, Pierce,
      Fenner & Smith Incorporated and
      Attorney-in-fact for the persons listed above)